Acquisition	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition

(4) Acquisition

On March 31, 2014, the Company purchased certain assets from one of its franchisees, including eight franchisee-owned stores in New York, for consideration of $42,931, including a cash payment of $39,931 and a $3,000 discount to be applied to future equipment purchases. The $3,000 equipment discount was initially recorded as deferred revenue by the Company and is being recognized as equipment sales are made by the Company to the franchisee. In addition, as a result of the transaction, the Company incurred a loss on unfavorable reacquired franchise rights of $1,293, which has been reflected in other operating costs in the statement of operations. The loss incurred reduced the net purchase price to $41,638. The Company financed the purchase through borrowings under its credit facility. The purchase consideration was allocated as follows:

Amount
Fixed assets	$7,634
Reacquired franchise rights	8,950
Membership relationships	5,882
Favorable leases, net	700
Other assets	35
Goodwill	19,771
Liabilities assumed, including deferred revenues	(1,334)

$41,638